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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Pascal Schmucki

Title:   SIGNING AUTHORITY
        ------------------
Phone:   41 (44) 267 67 00

 Signature, Place, and Date of Signing:  /s/ Pascal Schmucki
                                         --------------------------------------
                                         Schaffhausen, Switzerland,
                                         January 31, 2012

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           20

Form 13F Information Table Value Total:  $   889,002
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                 No.  Form 13F File Number Name
                 1    28-11193             Biotech Focus N.V.
                 2    28-11191             Biotech Invest N.V.
                 3    28-11189             Biotech Target N.V.

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

                                 BB BIOTECH AG

                          FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                       -------- --------- -------- ------------------ ---------- -------- ---------------------
                               TITLE OF            VALUE    SHS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                 -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Achillion Pharmaceuticals Inc    COM    00448Q201  16,035  2,104,340 SH        DEFINED      3     2,104,340  NONE  NONE
Alexion Pharmaceuticals Inc      COM    015351109  32,175    450,000 SH        DEFINED      2       450,000  NONE  NONE
Amylin Pharmaceuticals Inc       COM    032346108  27,177  2,388,139 SH        DEFINED      2     2,388,139  NONE  NONE
Ariad Pharmaceuticals Inc        COM    04033A100  39,818  3,250,448 SH        DEFINED      3     3,250,448  NONE  NONE
Biomarin Pharmaceutical Inc      COM    09061G101  33,539    975,545 SH        DEFINED      2       975,545  NONE  NONE
Celgene Corp                     COM    151020104 189,280  2,800,000 SH        DEFINED      2     2,800,000  NONE  NONE
Dendreon Corp                    COM    24823Q107  11,586  1,524,500 SH        DEFINED      2     1,524,500  NONE  NONE
Endocyte Inc                     COM    29269A102   2,641    702,321 SH        DEFINED      3       702,321  NONE  NONE
Gilead Sciences Inc              COM    375558103  80,223  1,960,000 SH        DEFINED      1     1,960,000  NONE  NONE
Halozyme Therapeutics Inc        COM    40637H109  45,648  4,800,000 SH        DEFINED      3     4,800,000  NONE  NONE
Human Genome Sciences Inc        COM    444903108  14,780  2,000,000 SH        DEFINED      2     2,000,000  NONE  NONE
Idenix Pharmaceuticals Inc       COM    45166R204  18,481  2,482,308 SH        DEFINED      3     2,482,308  NONE  NONE
Immunogen Inc                    COM    45253H101  46,320  4,000,000 SH        DEFINED      3     4,000,000  NONE  NONE
Incyte Corp                      COM    45337C102  76,026  5,065,000 SH        DEFINED      3     5,065,000  NONE  NONE
Isis Pharmaceuticals Inc         COM    464330109  52,156  7,233,800 SH        DEFINED      3     7,233,800  NONE  NONE
Micromet Inc                     COM    59509C105  48,039  6,681,397 SH        DEFINED      3     6,681,397  NONE  NONE
Optimer Pharmaceuticals Inc      COM    68401H104  17,659  1,442,700 SH        DEFINED      3     1,442,700  NONE  NONE
Pharmasset Inc                   COM    71715N106  19,230    150,000 SH        DEFINED      3       150,000  NONE  NONE
Theravance Inc                   COM    88338T104  18,636    843,244 SH        DEFINED      3       843,244  NONE  NONE
Vertex Pharmaceuticals Inc       COM    92532F100  99,553  2,997,684 SH        DEFINED      3     2,997,684  NONE  NONE

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